Loans and Allowance for Credit Losses - Summary of Loans Modified as TDRs (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) SecurityLoan	Dec. 31, 2017 USD ($) SecurityLoan	Dec. 31, 2016 USD ($) SecurityLoan
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	45,528	47,984	48,958
Pre-Modification Outstanding Loan Balance	$ 1,626	$ 1,675	$ 2,743
Post-Modification Outstanding Loan Balance	$ 1,579	$ 1,593	$ 2,600
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	2,824	2,758	2,352
Pre-Modification Outstanding Loan Balance	$ 336	$ 380	$ 844
Post-Modification Outstanding Loan Balance	$ 311	$ 328	$ 699
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	127	128	102
Pre-Modification Outstanding Loan Balance	$ 168	$ 82	$ 259
Post-Modification Outstanding Loan Balance	$ 169	$ 78	$ 256
Residential Mortgages [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	526	800	1,576
Pre-Modification Outstanding Loan Balance	$ 73	$ 90	$ 168
Post-Modification Outstanding Loan Balance	$ 69	$ 88	$ 178
Other Retail [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	2,462	3,881	2,235
Pre-Modification Outstanding Loan Balance	$ 58	$ 79	$ 41
Post-Modification Outstanding Loan Balance	$ 55	$ 68	$ 40
Credit Card [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	33,318	33,615	31,394
Pre-Modification Outstanding Loan Balance	$ 169	$ 161	$ 151
Post-Modification Outstanding Loan Balance	$ 171	$ 162	$ 153
Covered Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	3	11	39
Pre-Modification Outstanding Loan Balance	$ 1	$ 2	$ 6
Post-Modification Outstanding Loan Balance	$ 1	$ 2	$ 7
Total Loans, Excluding Loans Purchased from GNMA Mortgage Pools [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	39,260	41,193	37,698
Pre-Modification Outstanding Loan Balance	$ 805	$ 794	$ 1,469
Post-Modification Outstanding Loan Balance	$ 776	$ 726	$ 1,333
Government National Mortgage Association [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	6,268	6,791	11,260
Pre-Modification Outstanding Loan Balance	$ 821	$ 881	$ 1,274
Post-Modification Outstanding Loan Balance	$ 803	$ 867	$ 1,267